UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                   FORM N-CSR

                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  INVESTMENT COMPANY ACT FILE NUMBER 811-06400

                         THE ADVISORS' INNER CIRCLE FUND
               (Exact name of registrant as specified in charter)

                                    --------


                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Corporation
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                    DATE OF FISCAL YEAR END: OCTOBER 31, 2006

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2006

ITEM 1.    REPORTS TO STOCKHOLDERS.




                         THE ADVISORS' INNER CIRCLE FUND





[LOGO] EDGEWOOD
       MANAGEMENT LLC


EDGEWOOD GROWTH FUND

ANNUAL REPORT                                                OCTOBER 31, 2006
--------------------------------------------------------------------------------









--------------------------------------------------------------------------------

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

Shareholders' Letter ......................................................    1

Schedule of Investments ...................................................    4

Statement of Assets and Liabilities .......................................    7

Statement of Operations ...................................................    8

Statement of Changes in Net Assets ........................................    9

Financial Highlights ......................................................   10

Notes to Financial Statements .............................................   12

Report of Independent Registered Public Accounting Firm ...................   20

Disclosure of Fund Expenses ...............................................   22

Trustees and Officers of The Advisors' Inner Circle Fund ..................   24

--------------------------------------------------------------------------------




The Fund files its complete schedule of fund holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within 60 days after the end of the period. The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.
Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) without charge, upon request, by calling 1-800-791-4226; and (ii) on the Commission's website at http://www.sec.gov.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------

October 31, 2006

Dear Shareholders:

As we come to the end of the Edgewood Growth Fund's first fiscal year, we are pleased with the portfolio appreciation of 4.80% (Institutional Shares) and 4.50% (Retail Shares) from commencement of operations on February 28, 2006 through October 31, 2006, especially in light of the market volatility during the summer months. We are also pleased by the prospects for the high-quality, rapidly growing companies that the Fund owns. Our excitement regarding the potential for the Fund is based upon the fundamental research that we have conducted on these portfolio companies. Earnings growth for the companies in the Fund is up about 36% this year, and revenues were up about 30%, which suggests to us that the Fund owns very healthy, growing enterprises with excellent cash flows and strong balance sheets in industries where there is a great deal of opportunity.

The Fund's returns were similar to those of the Russell 1000(R) Growth Index (4.93% from February 28, 2006-October 31, 2006), which we use as our benchmark. Growth stocks in general had a very difficult spring and early summer but participated in a strong rally after the middle of July. Our Consumer and Technology names were under the greatest amount of pressure during the early summer as investors worried about inflation, the Federal Reserve's position on interest rates and the state of the consumer. As those fears subsided during the summer, our portfolio participated nicely during the rally.

While we try to stay out of the business of forecasting broad market moves, we do have a strong opinion about the opportunity in select areas of large cap growth today. We believe that the seven-year drought in sentiment in large cap has created some fabulous opportunities for investors that have the ability and resources to discover individual companies trading at extremely attractive valuations when viewed in historical terms.

This is an environment where a concentrated investment management style, like the Edgewood Growth Fund, can demonstrate its inherent benefits. We view this environment very favorably in terms of what we think we do best. As stock pickers, we welcome periods of time when valuations of great companies become depressed. We believe that careful analysis can reveal significant inefficiencies in the pricing of the future prospects of very strong businesses. This is what we spend all of our time doing, and Edgewood has been doing this as a firm for more than 30 years.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------

Our portfolio is currently trading at about 21 times its 2007 earnings estimates, and we believe that these companies' earnings should grow 19-20% per year for the next five years. When we contrast the prospects and valuation of the S&P 500, which should grow earnings at 7-8% per year over the next five years and is trading at nearly 17 times its estimated 2007 earnings, we believe that our concentrated portfolio of rapidly growing, well-managed businesses is extremely attractive.

While we are bottom-up, fundamental stock pickers, we remain cognizant of macroeconomic factors in the market and the overall investment landscape for equities. With the Federal Reserve signaling a healthy climate for moderate growth with low rates of inflation and still relatively low interest rates, we believe that this is a very attractive time to own growing businesses facing large market opportunities. In fact, we have not seen as attractive an environment for our types of stocks in nearly a decade.

We look forward to updating you on the progress of the Fund. We appreciate your support, and we will continue to work diligently to earn your trust and confidence.


Sincerely,


Edgewood Management LLC


THIS MATERIAL REPRESENTS THE MANAGER'S ASSESSMENT OF THE PORTFOLIO AND MARKET ENVIRONMENT AT A SPECIFIC POINT IN TIME AND SHOULD NOT BE RELIED UPON BY THE READER AS RESEARCH OR INVESTMENT ADVICE.


The Russell 1000(R) Growth Index measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------

Growth of a $10,000Investment
-----------------------------
   TOTAL RETURN FOR PERIOD
  ENDED OCTOBER 31, 2006 (1)
Cumulative Inception to Date
-----------------------------
             4.80%            Institutional
-----------------------------
             4.50%            Retail
-----------------------------

[LINE GRAPH OMITTED]
PLOT POINTS FOLLOW:
                      Edgewood Growth     Edgewood Growth    Russell 1000(R)
                   Fund, Institutional     Fund, Retail       Growth Index
FEB. 28, 2006*        $10,000                $10,000            $10,000
OCT. 31, 2006         $10,480                $10,450            $10,493


*     COMMENCEMENT OF OPERATIONS.
(1) IF THE ADVISER HAD NOT LIMITED CERTAIN EXPENSES, THE FUND'S TOTAL RETURNS WOULD HAVE BEEN LOWER.

  THE PERFORMANCE DATA QUOTED HEREIN REPRESENTS PAST PERFORMANCE AND THE RETURN AND VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT, WHEN REDEEMED, MAY BE WORTH LESS THAN ITS ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF
   FUTURE PERFORMANCE AND SHOULD NOT BE CONSIDERED AS A REPRESENTATION OF THE
                           FUTURE RESULTS OF THE FUND.

               THE FUND'S PERFORMANCE ASSUMES THE REINVESTMENT OF
    ALL DIVIDENDS AND ALL CAPITAL GAINS. INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND, UNLIKE A FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IF SUCH FEES AND EXPENSES WERE INCLUDED IN THE INDEX RETURNS, THE PERFORMANCE WOULD
  HAVE BEEN LOWER. PLEASE NOTE THAT ONE CANNOT INVEST DIRECTLY IN AN UNMANAGED
                                     INDEX.

   THERE ARE NO ASSURANCES THAT THE FUND WILL MEET ITS STATED OBJECTIVES. THE FUND'S HOLDINGS AND ALLOCATIONS ARE SUBJECT TO CHANGE BECAUSE IT IS ACTIVELY
     MANAGED AND SHOULD NOT BE CONSIDERED RECOMMENDATIONS TO BUY INDIVIDUAL
                                   SECURITIES.

RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY
             ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

                 SEE DEFINITION OF COMPARATIVE INDEX ON PAGE 2.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SECTOR WEIGHTINGS (UNAUDITED)+:
--------------------------------------------------------------------------------

  [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

18.6%   Information Technology
13.7%   Wireless
13.0%   Consumer Discretionary
 9.9%   Health Care
 8.9%   Financials
 8.5%   Internet
 8.0%   Consumer Staples
 4.6%   Industrials
 4.6%   Energy
 4.2%   Business Services
 4.2%   Telecommunication Services
 1.8%   Short-Term Investments

+ Percentages are based on total investments

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS
COMMON STOCK -- 98.3%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------    -----------
BUSINESS SERVICES -- 4.2%
   Cognizant Technology Solutions, Cl A* ........         13,590    $ 1,023,055
                                                                    -----------

CONSUMER DISCRETIONARY -- 13.0%
   Comcast, Cl A* ...............................         22,495        914,872
   Marriott International, Cl A .................         24,400      1,019,188
   Target .......................................         20,195      1,195,140
                                                                    -----------
                                                                      3,129,200
                                                                    -----------

CONSUMER STAPLES -- 8.0%
   PepsiCo ......................................         15,400        976,976
   Walgreen .....................................         10,000        436,800
   Whole Foods Market ...........................          8,180        522,211
                                                                    -----------
                                                                      1,935,987
                                                                    -----------

ENERGY -- 4.6%
   Transocean* ..................................         15,400      1,117,116
                                                                    -----------

FINANCIALS -- 8.9%
   American Express .............................         18,270      1,056,189
   Charles Schwab ...............................         47,250        860,895
   Chicago Mercantile Exchange Holdings .........            447        223,947
                                                                    -----------
                                                                      2,141,031
                                                                    -----------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
COMMON STOCK -- CONTINUED
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                          ------    ------------
HEALTH CARE -- 9.9%
   Genzyme* .....................................         18,801    $ 1,269,256
   Gilead Sciences* .............................         16,141      1,112,115
                                                                    -----------
                                                                      2,381,371
                                                                    -----------

INDUSTRIALS -- 4.7%
   L-3 Communications Holdings ..................         13,920      1,120,838
                                                                    -----------

INFORMATION TECHNOLOGY -- 18.6%
   Apple Computer* ..............................         24,500      1,986,460
   Corning* .....................................         69,490      1,419,681
   Opsware* .....................................        119,740      1,088,436
                                                                    -----------
                                                                      4,494,577
                                                                    -----------

INTERNET -- 8.5%
   eBay* ........................................          8,670        278,567
   Google, Cl A* ................................          3,735      1,779,317
                                                                    -----------
                                                                      2,057,884
                                                                    -----------

TELECOMMUNICATION SERVICES -- 4.2%
   American Tower, Cl A* ........................         28,290      1,019,006
                                                                    -----------

WIRELESS -- 13.7%
   Qualcomm .....................................         35,400      1,288,206
   Research In Motion, Ltd.* ....................         17,205      2,021,243
                                                                    -----------
                                                                      3,309,449
                                                                    -----------

   TOTAL COMMON STOCK
      (Cost $19,165,973) ........................                    23,729,514
                                                                    -----------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 1.8%
--------------------------------------------------------------------------------

                                                          SHARES       VALUE
                                                         -------    -----------
   SEI Daily Income Trust, Prime Obligation Fund,
      Cl A, 5.290% ** (Cost $428,493) ...........        428,493    $   428,493
                                                                    -----------
   TOTAL INVESTMENTS -- 100.1%
      (Cost $19,594,466) ........................                   $24,158,007
                                                                    ===========

    PERCENTAGES ARE BASED ON NET ASSETS OF $24,126,686.
  * NON-INCOME PRODUCING SECURITY
 ** RATE SHOWN IS THE 7-DAY EFFECTIVE YIELD AS OF OCTOBER 31, 2006.
 CL CLASS
LTD.LIMITED




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

ASSETS:
   Investments, at Value (Cost $19,594,466) ....................   $ 24,158,007
   Receivable from Investment Adviser ..........................          4,892
   Deferred offering costs .....................................         25,858
   Dividend receivable .........................................          4,006
   Prepaid Expenses ............................................            682
                                                                   ------------
TOTAL ASSETS ...................................................     24,193,445
                                                                   ------------

LIABILITIES:
   Payable due to Administrator ................................          8,918
   Payable due to Trustees .....................................          2,287
   Chief Compliance Officer Fees Payable .......................            834
   Payable due to Distributor (Retail Shares) ..................             26
   Payable due to Shareholder Servicing Agent (Retail Shares) ...            26
   Other Accrued Expenses ......................................         54,668
                                                                   ------------
TOTAL LIABILITIES ..............................................         66,759
                                                                   ------------
NET ASSETS .....................................................   $ 24,126,686
                                                                   ============

NET ASSETS CONSIST OF:
   Paid-in-Capital .............................................   $ 19,645,530
   Accumulated Net Realized Loss on Investments ................        (82,385)
   Net Unrealized Appreciation on Investments ..................      4,563,541
                                                                   ------------
                                                                   $ 24,126,686
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   INSTITUTIONAL SHARES ($24,107,351 / 2,299,416 SHARES) .......   $      10.48
                                                                   ============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE --
   RETAIL SHARES ($19,335 / 1,850 SHARES) ......................   $      10.45
                                                                   ============




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                EDGEWOOD GROWTH
                                                               FUND FOR THE
                                                               PERIOD ENDED
                                                               OCTOBER 31, 2006*

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividends .......................................................   $    51,908
                                                                    -----------
EXPENSES
Investment Advisory Fees ........................................       104,729
Administration Fees .............................................        60,479
Trustees' Fees ..................................................         6,068
Chief Compliance Officer Fees ...................................         5,674
Shareholder Servicing Fees (Retail Shares) ......................            26
Distribution Fees (Retail Shares) ...............................            26
Transfer Agent Fees .............................................        70,736
Offering Costs ..................................................        46,058
Professional Fees ...............................................        27,971
Printing Fees ...................................................        23,150
Custodian Fees ..................................................        10,226
Registration Fees ...............................................         2,298
Insurance and other expenses ....................................         1,605
                                                                    -----------
TOTAL EXPENSES ..................................................       359,046

LESS:
Waiver of Investment Advisory Fees ..............................      (104,729)
Reimbursement from Investment Adviser ...........................      (149,076)
Fees Paid Indirectly ............................................          (462)
                                                                    -----------
NET EXPENSES ....................................................       104,779
                                                                    -----------
NET INVESTMENT LOSS .............................................       (52,871)
                                                                    -----------
NET REALIZED LOSS ON INVESTMENTS ................................       (82,385)
NET CHANGE IN UNREALIZED APPRECIATION ON INVESTMENTS ............     1,390,574
                                                                    -----------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS .................     1,308,189
                                                                    -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ............   $ 1,255,318
                                                                    ===========

*     COMMENCED OPERATIONS ON FEBRUARY 28, 2006.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                      PERIOD
                                                                      ENDED
                                                                    OCTOBER 31,
                                                                       2006*
                                                                   ------------

OPERATIONS:
   Net Investment Loss ..........................................  $    (52,871)
   Net Realized Loss on Investments .............................       (82,385)
   Net Change in Unrealized Appreciation on Investments .........     1,390,574
                                                                   ------------
   NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .........     1,255,318
                                                                   ------------
SHARE TRANSACTIONS(1):
   Institutional Shares
      Issued(2) .................................................    22,943,164
      Redeemed ..................................................       (90,400)
                                                                   ------------
         NET INSTITUTIONAL SHARE TRANSACTIONS ...................    22,852,764
                                                                   ------------
   Retail Shares
      Issued ....................................................        18,701
      Redeemed ..................................................           (97)
                                                                   ------------
         NET RETAIL SHARE TRANSACTIONS ..........................        18,604
                                                                   ------------
   NET INCREASE/DECREASE IN SHARES OUTSTANDING FROM SHARE
      TRANSACTIONS ..............................................    22,871,368
                                                                   ------------
         TOTAL INCREASE IN NET ASSETS ...........................    24,126,686
                                                                   ------------
NET ASSETS:
   Beginning of Period ..........................................            --
                                                                   ------------
   End of Period (including accumulated net investment loss
      of $0) ....................................................  $ 24,126,686
                                                                   ============

  * COMMENCED OPERATIONS ON FEBRUARY 28, 2006.
(1) FOR SHARE TRANSACTIONS, SEE NOTE 6 IN THE NOTES TO FINANCIAL STATEMENTS.
(2) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES (SEE NOTE 11).



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                           INSTITUTIONAL SHARES
                                                           --------------------
                                                                  PERIOD
                                                                   ENDED
                                                                OCTOBER 31,
                                                                   2006*
                                                                -----------
Net Asset Value, Beginning of Period ........................   $     10.00
                                                                -----------
Income from Operations:
   Net Investment Loss ......................................         (0.03)(1)
   Net Realized and Unrealized Gain .........................          0.51
                                                                -----------
Total from Operations .......................................          0.48
                                                                -----------
Net Asset Value, End of Period ..............................   $     10.48
                                                                ===========
TOTAL RETURN+ ...............................................          4.80%
                                                                ===========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period  (Thousands) ......................   $    24,108
Ratio of Expenses to Average Net Assets .....................          1.00%**
Ratio of Expenses to Average Net Assets
   (Excluding Waivers/Reimbursements) .......................          3.36%**
Ratio of Net Investment Loss to
   Average Net Assets .......................................         (0.50)%**
Portfolio Turnover Rate .....................................            33%***

  + RETURN IS FOR THE  PERIOD  INDICATED  AND HAS NOT BEEN  ANNUALIZED.  TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

  * COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

 ** ANNUALIZED

*** NOT ANNUALIZED

(1) CALCULATED USING AVERAGE SHARES.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                SELECTED PER SHARE DATA & RATIOS
                                   FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD


                                                                 RETAIL SHARES
                                                                 -------------
                                                                     PERIOD
                                                                      ENDED
                                                                   OCTOBER 31,
                                                                     2006*
                                                                   -----------
Net Asset Value, Beginning of Period  ..........................   $  10.00
                                                                   --------
Income from Operations:
   Net Investment Loss .........................................      (0.06)(1)
   Net Realized and Unrealized Gain ............................       0.51
                                                                   --------
Total from Operations ..........................................       0.45
                                                                   --------
Net Asset Value, End of Period .................................   $  10.45
                                                                   ========
TOTAL RETURN+ ..................................................       4.50%
                                                                   ========
RATIOS AND SUPPLEMENTAL DATA
Net Assets, End of Period (Thousands) ..........................   $     19
Ratio of Expenses to Average Net Assets ........................       1.50%**
Ratio of Expenses to Average Net Assets
   (Excluding Waivers/Reimbursements) ..........................      66.15%**
Ratio of Net Investment Loss to
   Average Net Assets ..........................................      (0.93)%**
Portfolio Turnover Rate ........................................         33%***

  + RETURN IS FOR THE  PERIOD  INDICATED  AND HAS NOT BEEN  ANNUALIZED.  TOTAL
    RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN WAIVED AND ASSUMED BY THE ADVISER DURING THE PERIOD. RETURNS SHOWN DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.
  * COMMENCED OPERATIONS ON FEBRUARY 28, 2006.
 ** ANNUALIZED
*** NOT ANNUALIZED
(1) CALCULATED USING AVERAGE SHARES.




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. ORGANIZATION:

THE ADVISORS' INNER CIRCLE FUND (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated July 24, 1992. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 36 funds. The financial statements herein are those of the Edgewood Growth Fund (the
"Fund") which offers two classes of shares: Institutional Shares and Retail Shares. The investment objective of the Fund is to provide long-term growth of capital. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund of the Trust are segregated, and a shareholder's interest is limited to the fund of the Trust in which shares are held. The Fund commenced operations on February 28, 2006.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies followed by the Fund:

      USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

      SECURITY VALUATION -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transac-

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------

      tions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Fund are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Fund will seek to obtain a bid price from at least one independent broker.

      Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Fund's Board of Trustees (the "Board"). The Fund's Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. As of October 31, 2006, there were no fair valued securities.

      SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold. Dividend income is recognized on the ex-dividend date and interest income is recognized on the accrual basis.

      EXPENSES -- Expenses that are directly related to the Fund are charged to the Fund. Other operating expenses of the Trust are prorated to the Funds based on the number of funds and/or relative daily net assets.

      CLASSES -- Class specific expenses are borne by that class of shares.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------

      Income, realized and unrealized gains/losses, and non-class specific expenses are allocated to the respective class on the basis of relative daily net assets.

      DIVIDENDS  AND   DISTRIBUTIONS  TO  SHAREHOLDERS  --  Dividends  from  net
      investment income and distributions from net realized capital gains, if any, are declared and paid annually by the Fund.

      OFFERING COSTS -- Offering costs, including costs of printing initial prospectuses and registration fees, are being amortized to expense over twelve months. As of October 31, 2006, $25,858 of offering costs remain to be amortized.

3. TRANSACTIONS WITH AFFILIATES:

Certain officers of the Trust are also officers of SEI Investments Global Funds Services (the "Administrator"), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

The services provided by the Chief Compliance Officer ("CCO") and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust's Advisors and service providers as required by SEC regulations. The CCO's services have been approved by and are reviewed by the Board.

4. ADMINISTRATION, DISTRIBUTION, SHAREHOLDER SERVICING, TRANSFER AGENT AND CUSTODIAN AGREEMENTS:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services for an annual fee of $90,000, plus $15,000 for each additional class of shares, or 0.10% on the first $250 million, 0.09% on the next $250 million, and 0.08% of any amount above $500 million of the Fund's average daily net assets.

The Trust and Distributor are parties to a Distribution Agreement dated November 14, 1991, as amended and restated on November 14, 2005. The Distributor receives no fees for its distribution services related to the Fund under this agreement.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------

The Trust and Distributor are parties to a Distribution Plan dated August 8, 1994, amended and restated on August 14, 2000. The Fund has adopted the Distribution Plan (the "Plan") for the Retail Shares. The Distributor will not receive any compensation for the distribution of Institutional Shares of the Fund.

Under the Plan, the Distributor, or third parties that enter into agreements with the Distributor, may receive up to 0.25% of the Fund's average net assets attributable to Retail Shares as compensation for distribution services.

The Fund has entered into shareholder servicing agreements with third-party service providers pursuant to which the service providers provide certain shareholder services to Fund shareholders (the "Service Plan"). Under the Service Plan, the Fund may pay service providers a fee at a rate of up to 0.25% annually of the average daily net assets attributable to Retail Shares, subject to the arrangement for provision of shareholder and administrative services.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

During the period ended October 31, 2006, the Fund earned cash management credits of $462 which were used to offset transfer agent expenses. This amount is listed as "Fees Paid Indirectly" on the Statement of Operations.

U.S. Bank, N.A. acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

5. INVESTMENT ADVISORY:

Under the terms of an investment advisory agreement, Edgewood Management, LLC (the "Adviser"), provides investment advisory services to the Fund at a fee, which is calculated daily and paid monthly at an annual rate of 1.00% of the Fund's average daily net assets. The Adviser has voluntarily agreed to waive a portion of its advisory fees and to assume expenses, if necessary, in order to keep the Fund's total annual operating expenses from exceeding 1.00% and 1.50% of the Institutional and Retail shares average daily net assets, respectively. The Adviser may discontinue the expense limitation at any time. In addition, if at any point during the first three years of Fund operations it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may retain the difference between the "Total Annual Fund Operating Expenses" and 1.00% for

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------

the Institutional Shares, and 1.50% for the Retail Shares, to recapture any of its previous waivers and/or reimbursements. At October 31, 2006, the amount the Adviser may seek as reimbursement of previously waived and/or reimbursed fees from the Fund was $253,805.

6. SHARE TRANSACTIONS:

                                                                   PERIOD ENDED
                                                                    OCTOBER 31,
                                                                       2006*
                                                                   ------------

SHARE TRANSACTIONS:
   Institutional
      Issued(1) ................................................    2,309,007
      Redeemed .................................................       (9,591)
                                                                    ---------
      NET SHARE TRANSACTIONS ...................................    2,299,416
                                                                    ---------
   Retail
      Issued ...................................................        1,860
      Redeemed .................................................          (10)
                                                                    ---------
      NET SHARE TRANSACTIONS ...................................        1,850
                                                                    ---------

  * COMMENCED OPERATIONS ON FEBRUARY 28, 2006.

(1) INCLUDES SUBSCRIPTIONS AS A RESULT OF AN IN-KIND TRANSFER OF SECURITIES. (SEE NOTE 11)

7. INVESTMENT TRANSACTIONS:

For the period ended October 31, 2006, the Fund made purchases of $24,563,212 and sales of $5,314,854 of investment securities other than long-term U.S. Government and short-term securities. The Fund had no purchases of long-term U.S. Government securities.

8. FEDERAL TAX INFORMATION:

It is the Fund's intention to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute all of its taxable income. Accordingly, no provision for Federal income taxes has been made in the financial statements.

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Permanent book and tax differences may result in reclassification to undis-

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------

tributed net investment income (loss), accumulated net realized gain (loss) and paid-in-capital. Permanent book and tax differences, primarily attributable to a net operating loss, resulted in the reclassification of $52,871 from undistributed net investment income and $(52,871) to paid-in-capital. These reclassifications had no effect on net assets or net asset value per share.

There were no dividends or distributions declared during the period ended October 31, 2006.

As of October 31, 2006, the components of Distributable Earnings on a tax basis were as follows:

Capital Loss Carryforward                      $     (77,865)
Unrealized Appreciation                            4,559,021
                                               -------------
Total Net Distributable Earnings               $   4,481,156
                                               =============

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Fund that may be carried forward for a maximum period of eight years and applied against future gains. During the year ended October 31, 2006, the Fund incurred $77,865 of capital losses, available for future utilization to offset future gains, which will expire in 2014.

The  Federal  tax  cost  and  aggregate  gross   unrealized   appreciation   and
depreciation on investments held by the Fund at October 31, 2006 were as follows:

              AGGREGATE GROSS   AGGREGATE GROSS
   FEDERAL      UNREALIZED        UNREALIZED      NET UNREALIZED
  TAX COST     APPRECIATION      DEPRECIATION      APPRECIATION
-----------   ---------------   ---------------   --------------
$19,598,986     $ 5,207,454       $ (648,433)      $ 4,559,021

9. CONCENTRATION/RISKS:

The Fund is non-diversified and its investment strategy often results in a core group of stocks of companies that it believes hold the most growth potential. As a result, poor performance or adverse economic events affecting one or more of these companies could have a greater impact on the Fund than it would on another mutual fund with a broader range of investments.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------

10. OTHER:

At October 31, 2006, the percentage of total shares  outstanding  held by record
shareholders   each  owning  10%  or  greater  of  the  aggregate  total  shares outstanding for the shares listed of the Fund was as follows:

                                     NO. OF          %
                                  SHAREHOLDERS   OWNERSHIP
                                  ------------   ---------
   Institutional Shares                 1          11.3%
   Retail Shares                        2          99.5%

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. IN-KIND TRANSFER OF SECURITIES:

During the period ended October 31, 2006, the Edgewood Growth Fund issued shares of beneficial interest in exchange for securities. The securities were exchanged on a tax-free basis on the date of transaction.

The details of the in-kind transfer were as follows:

                                                                 UNREALIZED
   TRANSACTION DATE       SHARES ISSUED          VALUE          APPRECIATION
   ----------------       -------------       -----------       ------------
       05/02/06             1,513,666         $15,015,569        $3,172,967

12. NEW ACCOUNTING PRONOUNCEMENTS:

On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------

would be recorded as a tax benefit or expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. As of October 31, 2006, the Fund has not completed its evaluation of the impact, if any, that will result from the adoption of FIN 48.

In September  2006,  FASB issued  STATEMENT ON  FINANCIAL  ACCOUNTING  STANDARDS
(SFAS) NO. 157, "FAIR VALUE MEASUREMENTS." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of October 31, 2006, the Fund does not believe the adoption of SFAS No. 157 will impact the amounts reported in the financial statements; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements reported in the financial statements for a fiscal period.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees and Shareholders of Edgewood Growth Fund of The Advisors' Inner Circle Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Edgewood Growth Fund (one of the funds constituting The Advisors' Inner Circle Fund (the "Trust")) as of October 31, 2006, and the related statement of operations, statement of changes in net assets and financial highlights for the period from February 28, 2006 (commencement of operations) through October 31, 2006. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audit included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2006, by correspondence with the custodian. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Edgewood Growth Fund of The Advisors' Inner Circle Fund at October 31, 2006, and the results of its operations, the changes in its net assets and its financial highlights for the period from February 28, 2006 (commencement of operations) through October 31, 2006, in conformity with U.S. generally accepted accounting principles.

                                                /s/ Ernst & Young LLP

Philadelphia, Pennsylvania
December 20, 2006

                      This page intentionally left blank.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED)
--------------------------------------------------------------------------------

We believe it is important for you to understand the impact of fees regarding your investment. All mutual funds have operating expenses. As a shareholder of a mutual fund, you incur ongoing costs, which include costs for fund management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a mutual fund's gross income, directly reduce the investment return of a mutual fund. A mutual fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing fees (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates your Fund's costs in two ways.

o ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

  To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period."

o HYPOTHETICAL 5% RETURN. This section is intended to help you compare your Fund's costs with those of other mutual funds. It assumes that the Fund had a return of 5% before expenses during the period, but that the expense ratio is unchanged. In this case, because the return used is not the Fund's actual return, the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your Fund's costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other mutual funds.

Please note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect any transactional costs such as sales charges (loads), and redemption fees, which are described in the Prospectus. If this fee were applied to your account, your costs would be higher.

THE ADVISORS' INNER CIRCLE FUND                                      EDGEWOOD
                                                                     GROWTH FUND


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

---------------------------------------------------------------------
                         BEGINNING     ENDING                 EXPENSE
                          ACCOUNT     ACCOUNT    ANNUALIZED    PAID
                           VALUE       VALUE       EXPENSE    DURING
                          05/01/06    10/31/06     RATIOS     PERIOD*
---------------------------------------------------------------------
ACTUAL FUND RETURN
Institutional Shares     $1,000.00   $1,048.00      1.00%      $5.16
Retail Shares             1,000.00    1,045.00      1.50        7.73

HYPOTHETICAL 5% RETURN
Institutional Shares     $1,000.00   $1,020.16      1.00%      $5.09
Retail Shares             1,000.00    1,017.64      1.50        7.63

* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)
--------------------------------------------------------------------------------

Set forth below are the names, age, position with the Trust, length of term of office, and the principal occupations for the last five years of each of the persons currently serving as Trustees and Officers of the Trust. Trustees who are deemed not to be "interested persons" of the Trust are referred to as "Independent Board Members." Messrs. Nesher and Doran are Trustees who may be deemed to be "interested"

                                                                            TERM OF
                                          POSITION(S)                      OFFICE AND
 NAME, ADDRESS,                            HELD WITH                       LENGTH OF
     AGE 1                                 THE TRUST                     TIME SERVED 2
---------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS
-------------
ROBERT A. NESHER                            Chairman                      (Since 1991)
60 yrs. old                               of the Board
                                          of Trustees




---------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------

persons of the Trust as that term is defined in the 1940 Act by virtue of their affiliation with the Trust's Distributor. The Trust's Statement of Additional
Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1-800-791-4226. The following chart lists Trustees and Officers as of November 15, 2006.

                                           NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)         OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                 MEMBER                 HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------------------
SEI employee 1974-present. Currently           36          Trustee of The Advisors' Inner Circle
performs various services on behalf                        Fund II, Bishop Street Funds, SEI Asset
of SEI Investments for which Mr.                           Allocation Trust, SEI Daily Income
Nesher is compensated. Executive                           Trust, SEI Index Funds. SEI
Vice President of SEI Investments,                         Institutional International Trust, SEI
1986-1994. Director and Executive                          Institutional Investments Trust, SEI
Vice President of the Administrator                        Institutional Managed Trust, SEI Liquid
and the Distributor, 1981-1994.                            Asset Trust, SEI Tax Exempt Trust, SEI
                                                           Opportunity Master Fund, L.P., SEI
                                                           Opportunity Fund, L.P., SEI Global
                                                           Master Fund, PLC, SEI Global Assets
                                                           Fund, PLC, SEI Global Investments Fund,
                                                           PLC, SEI Investments Global, Limited,
                                                           SEI Investments Global Fund Services
                                                           Limited, SEI Investments (Europe) Ltd.,
                                                           SEI Investments-Unit Trust Management
                                                           (UK) Limited, and SEI Global Nominee Ltd.
----------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            TERM OF
                                          POSITION(S)                      OFFICE AND
           NAME, ADDRESS,                  HELD WITH                       LENGTH OF
              AGE 1                        THE TRUST                     TIME SERVED 2
---------------------------------------------------------------------------------------
INTERESTED
BOARD MEMBERS (CONTINUED)
-------------------------
WILLIAM M. DORAN                            Trustee                       (Since 1992)
1701 Market Street,
Philadelphia, PA 19103
66 yrs. old




---------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS
-------------
EUGENE B. PETERS                            Trustee                       (Since 1993)
77 yrs. old




---------------------------------------------------------------------------------------
JAMES M. STOREY                             Trustee                       (Since 1994)
75 yrs. old




---------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                           NUMBER OF
                                           PORTFOLIOS
                                        IN THE ADVISORS'
                                       INNER CIRCLE FUND
       PRINCIPAL OCCUPATION(S)         OVERSEEN BY BOARD              OTHER DIRECTORSHIPS
         DURING PAST 5 YEARS                 MEMBER                 HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------------------
Self Employed Consultant since 2003.           36          Director of SEI Investments Company and
Partner, Morgan, Lewis & Bockius LLP                       SEI Investments Distribution Co., SEI
(law firm) from 1976-2003, counsel                         Investments-Global Fund Services,
to the Trust, SEI Investments, the                         Limited, SEI Investments Global
Administrator and the Distributor.                         Limited, SEI Investments (Europe),
Director of SEI Investments since                          Limited, SEI Investments (Asia)
1974; Secretary of SEI Investments                         Limited, SEI Asset Korea Co., Ltd.
since 1978.                                                Trustee of The Advisors' Inner Circle
                                                           Fund II, SEI Investments, Bishop Street
                                                           Funds, SEI Asset Allocation Trust, SEI
                                                           Daily Income Trust, SEI Index Funds,
                                                           SEI Institutional International Trust,
                                                           SEI Institutional Investments Trust,
                                                           SEI Institutional Managed Trust, SEI
                                                           Liquid Asset Trust and SEI Tax Exempt
                                                           Trust.

----------------------------------------------------------------------------------------------------
Private investor from 1987 to                  36          Trustee of The Advisors' Inner Circle
present. Vice President and Chief                          Fund and Bishop Street Funds.
Financial Officer, Western Company
of North America (petroleum service
company), 1980-1986. President of
Gene Peters and Associates (import
company), 1978-1980. President and
Chief Executive Officer of Jos.
Schlitz Brewing Company before 1978.

----------------------------------------------------------------------------------------------------
Attorney, Solo Practitioner since              36          Trustee of The Advisors' Inner Circle
1994. Partner, Dechert, September                          Fund II, Bishop Street Funds, SEI Asset
1987- December 1993.                                       Allocation Trust, SEI Daily Income
                                                           Trust, SEI Index Funds, SEI
                                                           Institutional International Trust, SEI
                                                           Institutional Investments Trust, SEI
                                                           Institutional Managed Trust, SEI Liquid
                                                           Asset Trust and SEI Tax Exempt Trust,
                                                           and the U.S. Charitable Gift Trust.
----------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)
--------------------------------------------------------------------------------

                                                                            TERM OF
                                          POSITION(S)                      OFFICE AND
           NAME, ADDRESS,                  HELD WITH                       LENGTH OF
              AGE 1                        THE TRUST                     TIME SERVED 2
---------------------------------------------------------------------------------------
INDEPENDENT
BOARD MEMBERS (CONTINUED)
-------------------------
GEORGE J. SULLIVAN, JR.                     Trustee                       (Since 1999)
64 yrs. old




---------------------------------------------------------------------------------------
BETTY L. KRIKORIAN                          Trustee                       (Since 2005)
63 yrs. old


---------------------------------------------------------------------------------------
CHARLES E. CARLBOM                          Trustee                       (Since 2005)
72 yrs. old


---------------------------------------------------------------------------------------
MITCHELL A. JOHNSON                         Trustee                       (Since 2005)
64 yrs. old


---------------------------------------------------------------------------------------

1 Unless otherwise noted, the business address of each Trustee is SEI
  Investments Company, 1 Freedom Valley Drive, Oaks, Pennsylvania 19456.

2 Each Trustee shall hold office during the lifetime of this Trust until the election and qualification of his or her successor, or until he or she sooner dies, resigns or is removed in accordance with the Trust's Declaration of Trust.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                             NUMBER OF
                                            PORTFOLIOS
                                         IN THE ADVISORS'
                                         INNER CIRCLE FUND
        PRINCIPAL OCCUPATION(S)          OVERSEEN BY BOARD             OTHER DIRECTORSHIPS
          DURING PAST 5 YEARS                 MEMBER                 HELD BY BOARD MEMBER 3
----------------------------------------------------------------------------------------------------

Chief Executive Officer, Newfound                36          Trustee, State Street Navigator
Consultants, Inc. since April 1997.                          Securities Lending Trust, since 1995.
General Partner, Teton Partners, L.P.,                       Trustee of The Fulcrum Trust. Trustee
June 1991-December 1996; Chief                               of the Advisors' Inner Circle Fund II,
Financial Officer, Nobel Partners,                           Bishop Street Funds, SEI Asset
L.P., March 1991-December 1996;                              Allocation Trust, SEI Daily Income
Treasurer and Clerk, Peak Asset                              Trust, SEI Index Funds, SEI
Management. Inc., since 1991.                                Institutional International Trust, SEI
                                                             Institutional Investments Trust, SEI
                                                             Institutional Managed Trust, SEI Liquid
                                                             Asset Trust, SEI Tax Exempt Trust, SEI
                                                             Opportunity Master Fund, L.P., and SEI
                                                             Opportunity Fund, L.P.
----------------------------------------------------------------------------------------------------
Self-Employed Legal and Financial                36          Trustee of The Advisors' Inner Circle
Services Consultant since 2003. State                        Fund II and Bishop Street Funds.
Street Bank Global Securities and
Cash Operations from 1995 to 2003.
----------------------------------------------------------------------------------------------------
Self-Employed Business Consultant,               36          Director, Crown Pacific, Inc. Trustee
Business Project Inc. since 1997.                            of The Advisors' Inner Circle Fund II
CEO and President, United Grocers                            and Bishop Street Funds.
Inc. from 1997 to 2000.
----------------------------------------------------------------------------------------------------
Retired.                                         36          Director, Federal Agricultural
                                                             Mortgage Corporation. Trustee of
                                                             The Advisors' Inner Circle Fund II
                                                             and Bishop Street Funds.
----------------------------------------------------------------------------------------------------

3 Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., "public companies") or other investment companies registered under the 1940 Act.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE ADVISORS' INNER CIRCLE (UNAUDITED)
--------------------------------------------------------------------------------

                                                                           TERM OF
                                         POSITION(S)                      OFFICE AND
  NAME, ADDRESS,                         HELD WITH                        LENGTH OF
      AGE 1                              THE TRUST                       TIME SERVED
--------------------------------------------------------------------------------------
OFFICERS
--------
JAMES F. VOLK, CPA                       President                       (Since 2003)
44 yrs. old




--------------------------------------------------------------------------------------
MICHAEL LAWSON                         Controller and                    (Since 2005)
46 yrs. old                       Chief Financial Officer


--------------------------------------------------------------------------------------
RUSSELL EMERY                         Chief Compliance                   (Since 2006)
43 yrs. old                               Officer


--------------------------------------------------------------------------------------
JAMES NDIAYE                           Vice President                    (Since 2004)
38 yrs. old                            and Secretary


--------------------------------------------------------------------------------------
TIMOTHY D. BARTO                  Assistant Vice President               (Since 2000)
38 yrs. old                       and Assistant Secretary


--------------------------------------------------------------------------------------
SOFIA ROSALA                      Assistant Vice President               (Since 2006)
32 yrs. old                       and Assistant Secretary


--------------------------------------------------------------------------------------
NICOLE WELCH                            AML Officer                      (Since 2005)
29 yrs. old



--------------------------------------------------------------------------------------

1 The business address of each officer is SEI Investments Company, 1 Freedom
  Valley Drive, Oaks, Pennsylvania 19456.

THE ADVISORS' INNER CIRCLE FUND                                 EDGEWOOD
                                                                GROWTH FUND
                                                                OCTOBER 31, 2006

--------------------------------------------------------------------------------

                                                         NUMBER OF
                                                         PORTFOLIOS
                                                      IN THE ADVISORS'
                                                     INNER CIRCLE FUND
            PRINCIPAL OCCUPATION(S)                   OVERSEEN BY BOARD   OTHER DIRECTORSHIPS
              DURING PAST 5 YEARS                          MEMBER         HELD BY BOARD MEMBER
----------------------------------------------------------------------------------------------
Senior Operations Officer, SEI Investments,                 N/A                   N/A
Fund Accounting and Administration (1996-
present); Assistant Chief Accountant for the
U.S. Securities and Exchange Commission's
Division of Investment Management
(1993-1996).
----------------------------------------------------------------------------------------------
Director, SEI Investments, Fund Accounting                  N/A                   N/A
since July 2005. Manager, SEI
Investments AVP from April 1995 to February
1998 and November 1998 to July 2005.
----------------------------------------------------------------------------------------------
Director of Investment Product Management                   N/A                   N/A
and Development at SEI Investments since
February 2003. Senior Investment Analyst,
Equity team at SEI Investments from
March 2000 to February 2003.
----------------------------------------------------------------------------------------------
Employed by SEI Investments Company                         N/A                   N/A
since 2004. Vice President, Deusche Asset
Management from 2003-2004. Associate,
Morgan, Lewis & Bockius LLP from 2000-
2003. Counsel, Assistant Vice President,
ING Variable Annuities Group from 1999-2000.
----------------------------------------------------------------------------------------------
General Counsel, Vice President and Assistant               N/A                   N/A
Secretary of SEI Investments Global Funds
Services since 1999; Associate, Dechert
(law firm) from 1997-1999; Associate, Richter,
Miller & Finn (law firm) from 1994-1997.
----------------------------------------------------------------------------------------------
Vice President and Assistant Secretary of                   N/A                   N/A
SEI Investments Management Corp. and
SEI Global Funds Services since 2005.
Compliance Officer of SEI Investments from
2001-2004. Account and Product Consultant
SEI Private Trust Company, 1998-2001.
----------------------------------------------------------------------------------------------
Assistant Vice President and AML Compliance                 N/A                   N/A
Officer of SEI Investments since January 2005.
Compliance Analyst at TD Waterhouse from
January 2004 to November 2004. Senior
Compliance Analyst at UBS Financial Services
from October 2002 to January 2004. Knowledge
Management Analyst at PricewaterhouseCoopers
Consulting from September 2000 to October 2002.
----------------------------------------------------------------------------------------------

                                      NOTES

                                      NOTES

                              EDGEWOOD GROWTH FUND
                                 P.O. Box 219009
                           Kansas City, MO 64121-9009
                                 1-800-791-4226

                               INVESTMENT ADVISER:
                             Edgewood Management LLC
                           350 Park Avenue 18th Floor
                         New York, New York 10022-6057

                                  DISTRIBUTOR:
                        SEI Investments Distribution Co.
                            One Freedom Valley Drive
                                 Oaks, PA 19456

                                 LEGAL COUNSEL:
                           Morgan, Lewis & Bockius LLP
                          1111 Pennsylvania Ave., N.W.
                              Washington, DC 20004

This information must be preceded or accompanied by a current prospectus for the
                                     Fund.

EMC-AR-001-0100

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of trustees has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial expert is George Sullivan and is independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.    PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP ("PwC") related to the Trust

PwC billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:


---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and     All fees and    All other
                    services to     services to      fees and        services to      services to     fees and
                    the Trust       service          services to     the Trust that   service         services to
                    that were       affiliates       service         were             affiliates      service
                    pre-approved    that were        affiliates      pre-approved     that were       affiliates
                                    pre-approved     that did not                     pre-approved    that did not
                                                     require                                          require
                                                     pre-approval                                     pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $267,100           $0               $0           $189,520           N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-          $0              $0               $0              $0               $0              $0
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax             $0              $0               $0              N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All             $0              $0               $0              N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

Fees billed by Ernst & Young LLP ("E&Y") related to the Trust

E&Y billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years was as follows:

---------------------------------------------------------------------------------------------------------------------
                                         2006                                              2005
---------------------------------------------------------------------------------------------------------------------
                    All fees and    All fees and     All other       All fees and    All fees and    All other
                    services to     services to      fees and        services to     services to     fees and
                    the Trust       service          services to     the Trust       service         services to
                    that were       affiliates       service         that were       affiliates      service
                    pre-approved    that were        affiliates      pre-approved    that were       affiliates
                                    pre-approved     that did not                    pre-approved    that did not
                                                     require                                         require
                                                     pre-approval                                    pre-approval
---------------------------------------------------------------------------------------------------------------------
(a)       Audit        $261,600           N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(b)       Audit-         N/A              N/A             N/A             N/A             N/A             N/A
          Related
          Fees

---------------------------------------------------------------------------------------------------------------------
(c)       Tax            N/A              N/A             N/A             N/A             N/A             N/A
          Fees

---------------------------------------------------------------------------------------------------------------------
(d)       All            N/A              N/A             N/A             N/A             N/A             N/A
          Other
          Fees
---------------------------------------------------------------------------------------------------------------------

(e)(1)   Not applicable.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (PwC):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%               0%

               ------------------------------------------------------------
               Tax Fees                          0%               0%
               ------------------------------------------------------------
               All Other Fees                    0%               0%

               ------------------------------------------------------------

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (E&Y):

               ------------------------------------------------------------
                                                2006             2005
               ------------------------------------------------------------
               Audit-Related Fees                0%              N/A

               ------------------------------------------------------------
               Tax Fees                          0%              N/A
               ------------------------------------------------------------
               All Other Fees                    0%              N/A

               ------------------------------------------------------------
(f)      Not applicable.

(g) The aggregate non-audit fees and services billed by PwC for the last two fiscal years were $0 and $0 for 2006 and 2005, respectively.

(g) The aggregate non-audit fees and services billed by E&Y for the last two fiscal years were $0 and N/A for 2006 and 2005, respectively.


(h) During the past fiscal year, Registrant's principal accountant provided certain non-audit services to Registrant's investment adviser or to entities controlling, controlled by, or under common control with Registrant's investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph
         (c)(7)(ii) of Rule 2-01 of Regulation S-X. The audit committee of Registrant's Board of Trustees reviewed and considered these non-audit services provided by Registrant's principal accountant to Registrant's affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant's independence.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end management investment companies.

ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end management investment companies.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable. Effective for closed-end management investment companies for fiscal years ending on or after December 31, 2005

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to open-end management investment companies.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The trust, effective February 23, 2005, adopted procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1)   Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   The Advisors' Inner Circle Fund

                                               /s/ James F. Volk
By (Signature and Title)*                      ----------------------------
                                               James F. Volk, President
Date:  December 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                               /s/ James F. Volk
By (Signature and Title)*                      -----------------------------
                                               James F. Volk, President
Date:  December 29, 2006


                                               /s/ Michael Lawson
By (Signature and Title)*                      ---------------------------------
                                               Michael Lawson, Controller & CFO
Date:  December 29, 2006

* Print the name and title of each signing officer under his or her signature.